CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) $ in Thousands	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss | $	$ 22,392	$ 25,306
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.1	$ 0.1
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	47,290,301	40,346,993
Common Stock, Shares, Outstanding	46,474,301	39,530,993
Treasury Stock Share	816,000	816,000